Portfolio of Investments
Columbia Limited Duration Credit Fund, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 84.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.2%
Boeing Co. (The)
02/01/2026	2.750%	9,240,000	9,539,329
02/04/2026	2.196%	9,583,000	9,606,244
United Technologies Corp.
11/16/2028	4.125%	4,745,000	5,377,481
Total			24,523,054
Automotive 0.3%
General Motors Financial Co., Inc.
06/20/2025	2.750%	3,000,000	3,114,298
Banking 21.1%
Bank of America Corp.(a)
02/13/2026	2.015%	12,275,000	12,500,222
07/22/2027	1.734%	15,425,000	15,330,419
Bank of Nova Scotia (The)
09/15/2023	0.400%	11,305,000	11,246,041
07/31/2024	0.650%	7,112,000	7,046,669
Citigroup, Inc.(a)
04/08/2026	3.106%	9,045,000	9,525,969
06/09/2027	1.462%	22,530,000	22,183,091
Goldman Sachs Group, Inc. (The)(a)
03/09/2027	1.431%	25,799,000	25,392,272
HSBC Holdings PLC(a)
05/24/2025	0.976%	4,794,000	4,754,662
JPMorgan Chase & Co.(a)
03/13/2026	2.005%	29,685,000	30,221,405
09/22/2027	1.470%	14,650,000	14,381,330
Morgan Stanley(a)
01/25/2024	0.529%	7,624,000	7,606,467
07/22/2025	2.720%	14,725,000	15,282,624
10/21/2025	1.164%	4,545,000	4,522,005
05/04/2027	1.593%	6,306,000	6,246,558
Royal Bank of Canada
11/02/2026	1.400%	11,735,000	11,594,182
Toronto-Dominion Bank (The)
06/02/2023	0.300%	10,860,000	10,819,810
Truist Financial Corp.(a)
03/02/2027	1.267%	4,915,000	4,843,638
Wells Fargo & Co.(a)
04/30/2026	2.188%	9,510,000	9,721,268
06/17/2027	3.196%	14,420,000	15,285,849
Total			238,504,481
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 2.5%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	3,543,000	3,617,775
02/15/2028	3.750%	7,325,000	7,965,326
Sky PLC(b)
09/16/2024	3.750%	16,125,000	17,373,003
Total			28,956,104
Construction Machinery 1.2%
United Rentals North America, Inc.
11/15/2027	3.875%	7,195,000	7,530,500
01/15/2028	4.875%	5,340,000	5,639,053
Total			13,169,553
Diversified Manufacturing 2.7%
Carrier Global Corp.
02/15/2025	2.242%	14,040,000	14,409,628
General Electric Co.(c)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	3.446%	5,790,000	5,645,346
Honeywell International, Inc.
08/19/2022	0.483%	1,143,000	1,143,072
Siemens Financieringsmaatschappij NV(b)
05/27/2022	2.900%	3,660,000	3,713,810
03/11/2024	0.650%	6,131,000	6,104,273
Total			31,016,129
Electric 15.3%
AEP Texas, Inc.
10/01/2022	2.400%	11,375,000	11,547,894
American Electric Power Co., Inc.
12/01/2021	3.650%	1,548,000	1,552,448
11/01/2025	1.000%	1,924,000	1,889,929
CenterPoint Energy, Inc.
09/01/2024	2.500%	10,676,000	11,073,258
06/01/2026	1.450%	5,062,000	5,009,253
Cleco Power LLC(b),(c)
3-month USD LIBOR + 0.500% 06/15/2023	0.616%	8,327,000	8,322,102
CMS Energy Corp.
03/01/2024	3.875%	2,158,000	2,283,956
11/15/2025	3.600%	10,450,000	11,209,436
Dominion Energy, Inc.
03/15/2025	3.300%	1,030,000	1,094,027
Columbia Limited Duration Credit Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Edison International
11/15/2024	3.550%	1,850,000	1,949,635
Emera US Finance LP(b)
06/15/2024	0.833%	3,555,000	3,515,529
Emera US Finance LP
06/15/2026	3.550%	12,581,000	13,499,412
Entergy Corp.
09/15/2025	0.900%	2,905,000	2,830,785
Eversource Energy
10/01/2024	2.900%	9,570,000	10,029,256
01/15/2025	3.150%	1,215,000	1,281,399
08/15/2025	0.800%	3,730,000	3,638,283
Georgia Power Co.
07/30/2023	2.100%	16,520,000	16,918,082
NextEra Energy Capital Holdings, Inc.
03/01/2023	0.650%	7,001,000	7,008,270
NextEra Energy Capital Holdings, Inc.(c),(d)
SOFR + 0.400% 11/03/2023	0.450%	9,135,000	9,138,907
NextEra Energy Operating Partners LP(b)
07/15/2024	4.250%	5,630,000	5,956,796
NRG Energy, Inc.(b)
12/02/2027	2.450%	7,563,000	7,575,816
Pacific Gas and Electric Co.
07/01/2025	3.450%	5,040,000	5,261,670
06/15/2028	3.000%	5,465,000	5,507,910
Pinnacle West Capital Corp.
06/15/2025	1.300%	2,638,000	2,616,092
Public Service Enterprise Group, Inc.
11/15/2021	2.000%	6,035,000	6,037,279
06/15/2024	2.875%	6,373,000	6,661,445
WEC Energy Group, Inc.
09/15/2023	0.550%	3,380,000	3,368,759
06/15/2025	3.550%	2,793,000	2,992,923
Xcel Energy, Inc.(d)
03/15/2027	1.750%	3,570,000	3,562,039
Total			173,332,590
Environmental 0.5%
GFL Environmental, Inc.(b)
08/01/2025	3.750%	5,880,000	6,045,831
Food and Beverage 3.8%
Bacardi Ltd.(b)
05/15/2028	4.700%	17,655,000	20,282,087
Kraft Heinz Foods Co.
06/01/2026	3.000%	5,299,000	5,527,569
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mondelez International Holdings Netherlands BV(b)
09/24/2024	0.750%	5,453,000	5,400,087
Mondelez International, Inc.
07/01/2022	0.625%	11,825,000	11,848,194
Total			43,057,937
Health Care 3.0%
Becton Dickinson and Co.
06/06/2024	3.363%	5,291,000	5,578,818
HCA, Inc.
02/01/2025	5.375%	9,460,000	10,523,421
Thermo Fisher Scientific, Inc.(c)
SOFR + 0.390% 10/18/2023	0.440%	17,890,000	17,897,931
Total			34,000,170
Healthcare Insurance 1.8%
Aetna, Inc.
11/15/2024	3.500%	3,051,000	3,255,009
Centene Corp.
12/15/2027	4.250%	5,524,000	5,786,540
07/15/2028	2.450%	11,015,000	10,987,693
Total			20,029,242
Independent Energy 0.9%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	4,635,000	4,706,715
Occidental Petroleum Corp.
04/15/2026	3.400%	5,500,000	5,605,753
Total			10,312,468
Integrated Energy 0.4%
Cenovus Energy, Inc.
07/15/2025	5.375%	1,443,000	1,621,304
04/15/2027	4.250%	2,615,000	2,872,183
Total			4,493,487
Life Insurance 10.7%
Five Corners Funding Trust(b)
11/15/2023	4.419%	13,085,000	14,040,540
MassMutual Global Funding II(b)
07/01/2022	2.250%	4,609,000	4,660,182
07/16/2026	1.200%	11,290,000	11,081,004
Met Tower Global Funding(b)
09/14/2026	1.250%	6,482,000	6,386,528
Metropolitan Life Global Funding I(b)
06/08/2023	0.900%	5,065,000	5,094,611

2	Columbia Limited Duration Credit Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Life Global Funding II(b)
06/24/2025	1.200%	7,355,000	7,320,336
04/14/2026	1.375%	12,383,000	12,371,438
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	25,334,000	27,262,528
Principal Life Global Funding II(b)
11/21/2024	2.250%	22,590,000	23,313,350
08/16/2026	1.250%	10,292,000	10,101,268
Total			121,631,785
Media and Entertainment 1.2%
Netflix, Inc.(b)
06/15/2025	3.625%	9,450,000	10,049,776
Walt Disney Co. (The)
09/01/2022	1.650%	3,691,000	3,729,147
Total			13,778,923
Metals and Mining 0.7%
Freeport-McMoRan, Inc.
11/14/2024	4.550%	6,945,000	7,506,228
Midstream 3.1%
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	3,709,000	4,072,674
Energy Transfer Partners LP
01/15/2026	4.750%	2,090,000	2,312,086
MPLX LP
12/01/2027	4.250%	2,380,000	2,649,215
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	10,900,000	12,014,129
TransCanada PipeLines Ltd.
10/12/2024	1.000%	8,530,000	8,491,444
Western Gas Partners LP
07/01/2026	4.650%	4,815,000	5,215,968
Total			34,755,516
Natural Gas 0.2%
NiSource, Inc.
08/15/2025	0.950%	2,590,000	2,539,575
Packaging 1.2%
Berry Global, Inc.
02/15/2024	0.950%	5,891,000	5,859,218
01/15/2026	1.570%	8,326,000	8,240,197
Total			14,099,415
Pharmaceuticals 2.2%
AbbVie, Inc.
03/15/2025	3.800%	14,067,000	15,149,002
05/14/2026	3.200%	3,635,000	3,872,254
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
05/11/2022	2.650%	6,045,000	6,107,168
Total			25,128,424
Railroads 0.3%
Norfolk Southern Corp.
04/01/2022	3.000%	3,085,000	3,098,227
Supermarkets 0.6%
Kroger Co. (The)
11/01/2021	2.950%	1,952,000	1,952,222
04/15/2022	3.400%	4,453,000	4,480,479
Total			6,432,701
Technology 2.7%
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,979,000	1,962,910
Microchip Technology, Inc.
09/01/2023	2.670%	2,480,000	2,557,612
Microchip Technology, Inc.(b)
02/15/2024	0.972%	7,305,000	7,263,178
09/01/2024	0.983%	4,188,000	4,147,695
NXP BV/Funding LLC/USA, Inc.(b)
05/01/2025	2.700%	2,225,000	2,310,219
Oracle Corp.
10/15/2022	2.500%	1,982,000	2,019,607
03/25/2026	1.650%	7,499,000	7,512,236
VeriSign, Inc.
04/01/2025	5.250%	2,245,000	2,506,490
Total			30,279,947
Tobacco 0.5%
BAT Capital Corp.
08/15/2027	3.557%	5,055,000	5,348,310
Wireless 4.0%
American Tower Corp.
09/15/2026	1.450%	22,680,000	22,341,770
Crown Castle International Corp.
09/01/2024	3.200%	6,500,000	6,849,328
T-Mobile USA, Inc.
02/15/2026	2.250%	8,678,000	8,727,202
T-Mobile USA, Inc.(b)
02/15/2026	2.250%	7,028,000	7,071,307
Total			44,989,607

Columbia Limited Duration Credit Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.4%
AT&T, Inc.
03/25/2026	1.700%	15,964,000	16,033,947
Total Corporate Bonds & Notes (Cost $951,958,058)			956,177,949

U.S. Treasury Obligations 9.5%

U.S. Treasury
08/15/2022	1.500%	5,609,200	5,670,551
10/31/2022	0.125%	9,897,400	9,895,080
06/30/2023	0.125%	11,000,000	10,951,875
07/31/2023	0.125%	6,000,000	5,968,828
11/15/2023	0.250%	14,600,000	14,521,297
12/15/2023	0.125%	6,700,000	6,640,852
04/15/2024	0.375%	10,750,000	10,678,613
05/15/2024	0.250%	10,800,000	10,687,781
06/15/2024	0.250%	11,000,000	10,874,531
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/15/2024	0.375%	6,800,000	6,731,469
10/31/2025	0.250%	15,000,000	14,534,766
Total U.S. Treasury Obligations (Cost $107,979,070)			107,155,643

Money Market Funds 6.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.072%(e),(f)	73,655,040	73,647,675
Total Money Market Funds (Cost $73,647,675)		73,647,675
Total Investments in Securities (Cost: $1,133,584,803)		1,136,981,267
Other Assets & Liabilities, Net		(5,378,812)
Net Assets		1,131,602,455

At October 31, 2021, securities and/or cash totaling $713,055 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	874	12/2021	USD	191,624,500	—	(721,398)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(387)	12/2021	USD	(50,582,109)	983,568	—
U.S. Treasury 5-Year Note	(371)	12/2021	USD	(45,169,250)	447,066	—
Total					1,430,634	—
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2021.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $240,835,968, which represents 21.28% of total net assets.
(c)	Variable rate security. The interest rate shown was the current rate as of October 31, 2021.
(d)	Represents a security purchased on a when-issued basis.
(e)	The rate shown is the seven-day current annualized yield at October 31, 2021.
4	Columbia Limited Duration Credit Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.072%
	93,144,265	144,601,235	(164,097,825)	—	73,647,675	—	14,758	73,655,040
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Limited Duration Credit Fund | Quarterly Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT183_07_L01_(12/21)